Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
[custom:OperatingLossCarryforwardFederal-0]	$ 9,784,801
[custom:OperatingLossCarryforwardForeign-0]	28,814,101
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	$ 30,429	$ 22,086